PREPAID AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID AND OTHER CURRENT ASSETS, NET [Abstract]
Schedule of Prepaid and Other Current Assets

(Note i)	The balance represented Shenyang K-12's amount due from its minority shareholder amounting to RMB 54,023, which were tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2014, full provision was provided as the collectability was remote.

(Note ii)	A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Goup. No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statement.

(Note iii)
Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online and the tax authority, as disclosed in Note 17(c), the Group provided a full provision amounting to RMB 24,811 as of December 31, 2014.

(Note iv)
The balance represented the receivables from Zhuhai Mingfeng arising from the termination of arrangements as of December 31, 2013. As of December 31, 2014, the Group fully wrote off this balance amounting to RMB 9,037 due to the remote recoverability.

(Note v)	The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2013 and 2014, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively; therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note vi)	Others mainly included inventory of and prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous item with trivial amount.

(Note vii)	A provision of RMB 7,808 was made against the amount due from the former shareholder of Jinan WR Career Enhancement due to the remote recoverability.

Schedule of Allowance for Doubtful Accounts
	As of December 31,
	2013	2014
	RMB	RMB

Balance at beginning of year	(7,500)	(10,962)
Addition (Note i & iii & vii)	(15,718)	(98,289)
Written off	12,256	18,520
Balance at end of year	(10,962)	(90,731)

(Note i)
The balance represented Shenyang K-12's amount due from its minority shareholder amounting to RMB 54,023, which were tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2014, full provision was provided as the collectability was remote.

(Note ii)
A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Goup. No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statement.

(Note iii)
Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online and the tax authority, as disclosed in Note 17(c), the Group provided a full provision amounting to RMB 24,811 as of December 31, 2014.

(Note iv)
The balance represented the receivables from Zhuhai Mingfeng arising from the termination of arrangements as of December 31, 2013. As of December 31, 2014, the Group fully wrote off this balance amounting to RMB 9,037 due to the remote recoverability.

(Note v)
The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School.The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2013 and 2014, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (Note 12); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note vi)	Others mainly included inventory of and prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous item with trivial amount.

(Note vii)	A provision of RMB 7,808 was made against the amount due from the former shareholder of Jinan WR Career Enhancement due to the remote recoverability.